Subsidiaries	12 Months Ended
Jun. 30, 2024
Subsidiaries [Abstract]
SUBSIDIARIES

31.    SUBSIDIARIES

		Ownership Interest
	Country of Incorporation	30 June 2024%	30 June 2023%
Parent
Critical Metals Corp	British Virgin Islands
Subsidiaries
European Lithium AT (Investments) Ltd	British Virgin Islands	100	100
ECM Lithium AT GmbH	Austria	100	100
ECM Lithium AT Operating GmbH	Austria	100	100
Sizzle Acquisition Corp	USA	100	—